Significant Accounting Policies - Transfers of Financial Assets (Details) - USD ($) $ in Billions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Significant Accounting Policies
Gross proceeds from transfers of financial assets	$ 3.1	$ 2.1	$ 2.2
Accounts receivable sold and derecognized that remain uncollected from customers	$ 0.5	$ 0.5	$ 0.9